Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Citizens Holding Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 90,881,652	$ 87,379,179
Total Capital (to Risk Weighted Assets), Actual Ratio	17.49%	18.22%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	41,581,280	38,372,601
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	84,365,066	81,371,626
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.23%	16.96%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	20,790,640	19,271,353
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	84,365,066	81,372,626
Tier I Capital (to Average Assets), Actual Ratio	9.63%	9.58%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	35,026,360	33,958,656
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	88,800,245	85,392,046
Total Capital (to Risk Weighted Assets), Actual Ratio	17.09%	17.81%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	41,559,111	38,346,180
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	51,948,889	47,932,725
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	82,287,080	79,388,571
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	15.84%	16.56%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	20,779,556	19,173,090
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	31,169,333	28,759,635
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	82,287,080	79,388,571
Tier I Capital (to Average Assets), Actual Ratio	9.40%	9.36%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	35,013,482	33,944,452
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 43,766,853	$ 42,430,564
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%